Investments in Other Entities - Summary of Investment in Associates and Joint Ventures Accounted for under Equity Method (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates and joint ventures [line items]
Investments in other entities	$ 7,494	$ 7,623
Investment in Associates and Joint Ventures | Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Disclosure of associates and joint ventures [line items]
Ownership Percentage	36.40%	36.40%
Carrying Amount	$ 3,348	$ 3,335
Investment in Associates and Joint Ventures | Jugos del Valle, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	28.80%	28.80%
Carrying Amount	$ 2,128	$ 1,945
Investment in Associates and Joint Ventures | Leao Alimentos e Bebidas, LTDA
Disclosure of associates and joint ventures [line items]
Ownership Percentage	24.70%	24.70%
Carrying Amount	$ 404	$ 446
Investment in Associates and Joint Ventures | Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Disclosure of associates and joint ventures [line items]
Ownership Percentage	26.50%	26.50%
Carrying Amount	$ 178	$ 192
Investment in Associates and Joint Ventures | Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Disclosure of associates and joint ventures [line items]
Ownership Percentage	35.00%	35.00%
Carrying Amount	$ 102	$ 121
Investment in Associates and Joint Ventures | Trop Frutas do Brasil, LTDA.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	23.60%	23.60%
Carrying Amount	$ 55	$ 359
Investment in Associates and Joint Ventures | Alimentos de Soja S.A.U.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	10.70%	10.70%
Carrying Amount	$ 263	$ 207
Investment in Associates and Joint Ventures | Others
Disclosure of associates and joint ventures [line items]
Carrying Amount	116	117
Investment in Associates and Joint Ventures | Investment in Associates and Joint Ventures
Disclosure of associates and joint ventures [line items]
Investments in other entities	$ 7,494	$ 7,623
Investment in Associates and Joint Ventures | Compañía Panameña de Bebidas, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	50.00%	50.00%
Carrying Amount	$ 0	$ 0
Investment in Associates and Joint Ventures | Dispensadoras de Café, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	50.00%	50.00%
Carrying Amount	$ 183	$ 181
Investment in Associates and Joint Ventures | Fountain Agua Mineral, LTDA
Disclosure of associates and joint ventures [line items]
Ownership Percentage	50.00%	50.00%
Carrying Amount	$ 699	$ 720
Investment in Associates and Joint Ventures | Planta Nueva Ecología De Tabasco, S.A. de C.V.
Disclosure of associates and joint ventures [line items]
Ownership Percentage	50.00%	0.00%
Carrying Amount	$ 18	$ 0